Derivative Warrants Liability	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Warrants Liability

NOTE 8 - DERIVATIVE WARRANTS LIABILITY

The Company allocated approximately $19,655, $244,000 and $168,000, for the years ended December 31, 2018, 2016 and 2015, respectively, of proceeds from its units that were issued under Private Placement transactions to the fair value of 600,000, 4,518,406 and 3,106,000 warrants issued during the years ended December 31, 2018, 2016 and 2015, respectively. These warrants were classified as financial liability because of provisions in such warrants that allow for the net cash settlement of such warrants in the event of certain fundamental transactions, as defined in the warrant agreement (some of which are not considered solely within the control of the Company).

In addition, the Company allocated approximately $205,075 for the year ended December 31, 2019, of proceeds from its units that were issued under convertible bridge loans transactions to the fair value of First Warrant issued during the year ended December 31, 2019 (see also Note 7). In addition, the Company has an obligation to issue warrants in total amount of $80,000 to the placement agent in connection with the convertible bridge loans transactions (see also Note 7). These warrants are classified as financial liability because of provisions in such warrants that that permit the holders to receive a variable number of shares of common stock upon exercise (see also Note 2S).

The remaining outstanding warrants and terms as of December 31, 2019 and 2018 is as follows:

Issuance date	Outstanding as of December 31, 2018	Outstanding as of December 31, 2019	Exercise Price	Exercisable as of December 31, 2019	Exercisable Through

Series (2015)	1,502,500	1,502,500	$0.5	1,502,500	April 2021
Series (2016)	2,628,406	375,000	$0.5	375,000	March 2022
Series (2018)	600,000	600,000	$0.125	600,000	November 2021
First Warrant	-	(*)	(*)	-	(**)
	4,730,906	2,477,500		2,477,500

(*)	The number of First Warrant instruments has not been determined as the First Warrant provides the Lenders with 25% warrant coverage, with the warrant exercise price to be equal to the offering price in the Company’s proposed public offering, or, in the event the Loan Amount are converted into ordinary shares, the warrant exercise price will be equal to the applicable closing bid price of the Company’s shares at the time of the conversion of the Loan Amount. However, based on the share price of the Company as of December 31, 2019, the number of the First Warrant would have been 20,896,789 shares.

(**)	The exercise period is three years from the date of the determination of the exercise price.

Since certain conditions in the warrant agreements do not meet the specific conditions for equity classification, the Company is required to classify the fair value of these warrants as a non-current financial liability, with changes in fair value to be recorded as income (loss) due to change in fair value of warrant liability. The estimated fair value of derivative warrant liability at December 31, 2019 and 2018, was $752,309 and $28,525, respectively.

As quoted prices in active markets for identical or similar warrants are not available, the Company uses directly observable inputs in the valuation of its derivative warrant liabilities (level 3 measurement).

The Company uses the Black-Scholes valuation model to estimate fair value of these warrants. In using this model, the Company makes certain assumptions about risk-free interest rates, dividend yields, expected stock price volatility, expected term of the warrants and other assumptions. Expected volatility was calculated based upon historical volatility of peer companies in the same industry on weekly basis since the marketability of the Company is considered low. Risk-free interest rates are derived from the yield on U.S. Treasury debt securities. Dividend yields are based on historical dividend payments, which have been zero to date. The expected term of the warrants is based on the time to expiration of the warrants from the measurement date.

In May 2018, the Company offered to the holders of the warrants the option to convert 25% of the warrants into shares in exchange for extending the exercise the period of their warrants for an additional 3 years. As a result of such offer, in May 2018, certain holders exercised 722,500 warrants into the same number of Ordinary Shares for gross cash consideration of $361,250 (see also Note 10B1). During the year ended December 31, 2019, stock warrants have not been exercised.

The following table summarizes the observable inputs used in the valuation of the derivative warrant liabilities as of December 31, 2019 and 2018:

	As of December 31, 2019			As of December 31, 2018
	Series (2015)	Series (2016)	Series (2018)	Series (2015)	Series (2016)	Series (2018)
Share price (U.S. dollars)	$0.040	$0.040	$0.040	$0.094	$0.094	$0.094
Exercise price (U.S. dollars)	$0.50	$0.50	$0.125	$0.5	$0.5	$0.125
Expected volatility	109.15%	122.46%	102.92%	63%	63%	63%
Risk-free interest rate	1.59%	1.58%	1.58%	2.92%	2.92%	2.92%
Dividend yield	-	-	-	-	-	-
Expected term (years)	1.35	2.21	1.58	2.4	0.47	2.88

	First Warrant
	Closing Date	As of December 31, 2019
Share price (U.S. dollars)	$ 0.12-$0.26	$0.040
Exercise price (U.S. dollars)	$ 0.12-$0.26	$0.018
Expected volatility	125.31%-129.94%	102.55%-125.71%
Risk-free interest rate	1.74%-2.56%	1.58%-1.62%
Dividend yield	-	-
Expected term (years)	2.38	1.96-2.99
Probability for uplisting	75%	75%

	Series (2015)	Series (2016)	Series (2018)	First Warrant	Placement Agent Warrant	Total
Balances at December 31, 2017	$76,768	$182,948	$-	$-	$-	$259,716
Amount classified to equity upon exercise	(88,803)	(40,162)	-	-	-	(128,965)
Expired	(178,498)	-	-	-	-	(178,498)
Issued	-	-	19,655	-	-	19,655
Changes in fair value	(281,119)	(466,293)	-	-	-	(747,412)
Balances at December 31, 2018	$5,996	$2,874	$19,655	$-	$-	$28,525
Amount classified to equity upon determination of the exercise price (*)	-	-	-	(60,365)	-	(60,365)
Expired	-	(88)	-	-	-	(88)
Issued	-	-	-	205,075	(**)79,200	284,275
Changes in fair value	(3,901)	-	(13,351)	517,213	-	499,874
Balances at December 31, 2019	$2,095	$2,786	$6,304	$661,923	$79,200	$752,309

(*)	Following the partial conversion of certain convertible bridge loans into ordinary shares (see also Note 7), the exercise price of certain portion of the First Warrant has been determined as a fixed price and accordingly the applicable amount was reclassified into additional paid-in capital.
(**)	The fair value of the Placement Agent Warrant is equal to 8% of the total proceeds received by the Company from introduced investor and/or lenders by the Placement Agent (see also Note 7).